Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

Note 8 – Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	As of December 31,	As of December 31,
	2025	2024
Buildings	$29,648,756	$31,475,491
Land	4,111,556	-
Mechanical equipment	2,493,571	17,426,372
Motor vehicles	341,680	283,320
Office equipment	7,109,384	7,110,842
Computer software	147,924	678,252
Leasehold improvement	1,695,168	2,247,199
Construction in progress	23,675	23,675
Total	45,571,714	59,245,151
Accumulated depreciation	(15,709,478)	(29,282,612)
Provision for impairment	(57,752)	(55,358)
Property, plant and equipment, net	$29,804,484	$29,907,181

During the year ended December 31, 2025, due to the settlement with a vendor related to a constructed building which resulted to a reduction in the amount owed, the cost of the building was reduced by US$3,188,367.

Depreciation expense for the years ended December 31, 2025, 2024 and 2023 amounted to US$2,369,417, US$2,445,485 and US$3,038,131, respectively. The Company recorded impairment charges on property, plant and equipment of nil, nil and US$57,117 for the years ended December 31, 2025, 2024 and 2023, respectively.